INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2019	2020
Intangible assets not subject to amortization:
Trademark	7,766	7,766
Intangible assets subject to amortization:
Trademark	1,350	1,551
Student base	7,526	7,939
Initial franchise	1,626	1,626
Brand	1,120	1,195
Non-compete agreement	632	674
Customer relationship	86	92
Software and courses	340	545
Contracts	29	31
Total costs	20,475	21,419
Less: accumulated amortization	(2,696)	(5,334)
impairment loss	(79)	(1,906)
Intangible assets, net	17,700	14,179